Shareholders’ Deficit (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 28, 2022	Jun. 30, 2023	Dec. 31, 2022	Jan. 18, 2023	Jan. 11, 2022	Dec. 31, 2021
Shareholders’ Deficit (Details) [Line Items]
Preference shares authorized		1,000,000	1,000,000			1,000,000
Preference shares at par value (in Dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares issued	41,153,000
Ordinary shares outstanding	41,153,000		233,000			0
Shares subject to possible redemption outstanding		4,056,190	30,000,000
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares authorized		500,000,000	500,000,000			500,000,000
Ordinary shares at par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares issued			30,000,000
Ordinary shares outstanding			30,000,000
Aggregate shares	25,943,810
Aggregate shares issued percentage	83.28%
Aggregate shares outstanding percentage	83.28%
Shares subject to possible redemption outstanding	4,056,190	4,056,190	30,000,000	4,056,190
Ordinary shares issued		1,153,000	1,153,000			0
Ordinary shares outstanding		1,153,000	1,153,000			0
Conversion of common stock		25.00%	25.00%
Aggregate shares outstanding percentage	83.28%
Class A Redeemable Ordinary Shares[Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares issued		4,056,190	30,000,000
Ordinary shares outstanding		4,056,190	30,000,000
Non-redeemable Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares issued		1,153,000	1,153,000
Ordinary shares outstanding		1,153,000	1,153,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares authorized		50,000,000	50,000,000			50,000,000
Ordinary shares at par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares issued		10,000,000	10,000,000			10,005,000
Ordinary shares outstanding		10,000,000	10,000,000		10,005,000	10,005,000